Long-Term Debt (Schedule of Principal Maturities of Long-term Debt) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Principal maturities of long-term debt
Total principal payments	$ 8,763	$ 10,478
Debt issuance costs, net of accumulated amortization	(53)
FIS Credit Agreements [Member]
Principal maturities of long-term debt
2018	1,045
2019	44
2020	1,157
2021	1,546
2022	705
Thereafter	4,349
Total principal payments	8,846
Debt issuance costs, net of accumulated amortization	(53)
Total long-term debt	$ 8,793